ACQUISITIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
ACQUISITIONS

3.    ACQUISITIONS

2013 Acquisitions

Children’s Choice Learning Centers, Inc.

On July 22, 2013, the Company acquired the outstanding shares of Children’s Choice Learning Centers, Inc., an operator of 49 employer-sponsored child care centers throughout the United States, for cash consideration of $54.2 million, inclusive of certain adjustments. The purchase price was financed with available cash on hand and funds available under the Company’s revolving credit facility. The Company has incurred acquisition costs of approximately $1.7 million through September 30, 2013, which are included in selling, general and administrative expenses.

The purchase price for this acquisition has been allocated based on preliminary estimates of the fair values of the acquired assets and assumed liabilities at the date of acquisition as follows (in thousands):

Accounts receivable	$981
Prepaids and other assets	334
Fixed assets	5,637
Intangible assets, primarily customer relationships	12,800
Goodwill	38,818

Total assets acquired	58,570

Accounts payable and accrued expenses	(3,441)
Deferred revenue and parent deposits	(885)

Total liabilities assumed	(4,326)

Purchase price	$54,244

The allocation of the purchase price consideration was based on preliminary estimates of fair value; such estimates and assumptions are subject to change within the measurement period (up to one year from the acquisition date) as the Company gathers additional information regarding the assets acquired and the liabilities assumed.

The Company recorded goodwill of $38.8 million, which will be deductible for tax purposes as permitted under federal tax rules. Goodwill related to this acquisition is reported within the full service center-based care segment.

Intangible assets of $12.8 million consist of customer relationships and trade names that will be amortized over approximately ten years.

Kidsunlimited Group Limited

On April 10, 2013, the Company entered into a share purchase agreement with Lloyds Development Capital (Holdings) Limited and Kidsunlimited Group Limited pursuant to which it acquired 100% of Kidsunlimited, an operator of 64 nurseries throughout the United Kingdom for cash consideration of $69.0 million, subject to certain adjustments. The purchase price was financed with available cash on hand. The Company has incurred acquisition costs of approximately $1.8 million through September 30, 2013, which are included in selling, general and administrative expenses.

The purchase price for this acquisition has been allocated based on preliminary estimates of the fair values of the acquired assets and assumed liabilities at the date of acquisition as follows (in thousands):

Cash	$4,888
Accounts receivable	1,809
Prepaids and other assets	2,509
Fixed assets	13,901
Intangible assets, primarily customer relationships	17,901
Goodwill	53,604

Total assets acquired	94,612

Accounts payable and accrued expenses	(8,173)
Unfavorable leasehold interests	(1,759)
Deferred revenue	(4,475)
Other current liabilities	(8,378)
Deferred taxes	(2,840)

Total liabilities assumed	(25,625)

Purchase price	$68,987

The allocation of the purchase price consideration was based on preliminary estimates of fair value; such estimates and assumptions are subject to change within the measurement period (up to one year from the acquisition date) as the Company gathers additional information regarding the assets acquired and the liabilities assumed.

The Company recorded goodwill of $53.6 million, which will not be deductible for tax purposes. Goodwill related to this acquisition is reported within the full service center-based care segment.

Intangible assets of $17.9 million consist of customer relationships and trade names that will be amortized over approximately eight years. A deferred tax liability of $4.1 million was recorded related to the intangible assets for which the amortization is not deductible for tax purposes.

Other Acquisitions

During the three months ended September 30, 2013, the Company also acquired two businesses for aggregate cash consideration of $7.0 million, net of cash acquired of $2.6 million. The Company recorded goodwill of $5.2 million, intangible assets of $2.9 million consisting of customer relationships, and working capital of $1.5 million in relation to these acquisitions.

2012 Acquisition

Huntyard Limited

In May 2012, the Company acquired the outstanding shares of Huntyard Limited (“Huntyard”), a company that operated 27 child care and early education centers in the United Kingdom under the name Casterbridge Early Care and Education, for cash consideration of $110.8 million. The Company also incurred acquisition costs of $0.5 million during the second and third quarters of 2012.

The purchase price for this acquisition has been allocated based on the estimated fair values of the acquired assets and assumed liabilities at the date of acquisition as follows (in thousands):

Cash	$2,872
Accounts receivable	341
Prepaids and other current assets	2,880
Fixed assets	65,843
Intangible assets, primarily customer relationships	6,004
Goodwill	49,573

Total assets acquired	127,513

Accounts payable and accrued expenses	(7,520)
Taxes payable	(656)
Deferred revenue and parent deposits	(3,006)
Deferred taxes	(5,570)

Total liabilities assumed	(16,752)

Purchase price	$110,761

The Company recorded goodwill of $49.6 million, which will not be deductible for tax purposes. Goodwill related to this acquisition is reported within the full service center-based care segment.

Intangible assets of $6.0 million consist of customer relationships and trade names that will be amortized over five and seven years, respectively. A deferred tax liability of $1.5 million was recorded related to the intangible assets for which the amortization is not deductible for tax purposes.

During the second quarter of 2013, the Company obtained additional information to determine the fair values of certain assets acquired and liabilities assumed as of the acquisition date. Based on such information, the Company retrospectively adjusted the fiscal year 2012 comparative information resulting in an increase in goodwill of $3.9 million with a corresponding increase in deferred income taxes. There were no changes to the previously reported condensed consolidated statements of operations or condensed consolidated statements of cash flows.

Pro Forma Information

The operating results for each of the acquisitions are included in the consolidated results of operations from the date of acquisition. The following table presents consolidated pro forma information as if the acquisitions of Children’s Choice Learning Centers, Inc. and Kidsunlimited had occurred on January 1, 2012, and as if the acquisition of Huntyard had occurred on January 1, 2011 (in thousands):

	Pro forma (Unaudited)
	Nine Months Ended September 30, 2013	Nine Months Ended September 30, 2012
Revenue	$943,745	$896,609
Net (loss) income attributable to Bright Horizons Family Solutions Inc.	$(9,221)	$8,888

These acquired businesses contributed total revenues of $74.7 million in the nine months ended September 30, 2013. The Company has also determined that the presentation of net income for each of those acquisitions, from the date of acquisition, is impracticable due to the integration of the operations upon acquisition. The goodwill resulting from the 2012 and 2013 acquisitions arises largely from the synergies expected from combining the operations of the acquisitions with our existing operations.

2.    ACQUISITIONS

As part of the Company’s growth strategy to expand through strategic acquisitions, the Company has made the following acquisitions in the years ended December 31, 2010, 2011, and 2012.

2010 Acquisitions

In November 2010, the Company acquired all of the outstanding stock of a child care and early education center in the United States. In December 2010, the Company acquired the assets of a child care and early education center in the United Kingdom and of a provider of tuition management solutions in the United States, which complements the Company’s educational advisory services. The aggregate cash consideration for the acquisitions was $7.1 million. The purchase price for these acquisitions has been allocated based on the estimated fair value of the acquired assets and assumed liabilities at the date of acquisition.

The Company acquired total tangible assets of $1.3 million and assumed liabilities of $0.5 million. In conjunction with these acquisitions, the Company recorded goodwill of $5.4 million and other intangible assets of $0.9 million, consisting of customer relationships and trade names. The identified intangible assets will be amortized over periods of four to nine years. The acquired intangible assets include trade names of $0.2 million that were determined to have indefinite lives.

The fair value of the assets acquired in business combinations in the year ended December 31, 2010 is as follows (in thousands):

Cash paid, net of cash acquired	$6,387
Liabilities assumed	463
Goodwill recognized	(5,407)

Fair value of assets acquired	$1,443

The operating results of the acquired businesses have been included in the Company’s consolidated results of operations from the respective dates of acquisition. The goodwill associated with the asset acquisitions in the United States and the United Kingdom is deductible for tax purposes. The Company incurred deal costs of $0.1 million related to these acquisitions, which have been expensed and are included in selling, general and administrative expenses in the consolidated statements of operations.

2011 Acquisitions

In March 2011, the Company acquired the assets of 20 child care and early education centers in the United States. Additionally, the Company acquired the assets of a child care and early education center in the United States in November 2011 and of a child care and early education center in the United Kingdom in December 2011. The aggregate cash consideration for the acquisitions was $27.6 million, which related primarily to the March 2011 acquisition. The purchase price for these acquisitions has been allocated based on the estimated fair value of the acquired assets and assumed liabilities at the date of acquisition.

The Company acquired total tangible assets of $2.2 million and assumed liabilities of $0.8 million. In conjunction with these acquisitions, the Company recorded goodwill of $23.4 million and other intangible assets of $2.8 million, consisting primarily of customer relationships. The identified intangible assets will be amortized over periods of five to nine years.

In July 2011, the Company acquired 63% of a company in the Netherlands that operates 20 child care and early education centers for cash consideration of $29.9 million. As a result, this company became a majority-owned subsidiary of the Company, with its operating results included in the Company’s consolidated results of operations and the 37% of ownership interest retained by the previous owners presented as noncontrolling interest on the Company’s consolidated balance sheet. In connection with this transaction, the Company entered into put and call option agreements with the minority shareholders for the purchase of the noncontrolling interest at a future date at a value based on a contractually determined formula. As a result of the option agreements, the noncontrolling interest is considered redeemable and is classified as temporary equity on the Company’s consolidated balance sheet.

The purchase price for this transaction has been allocated based on the estimated fair value of the acquired assets and assumed liabilities at the date of acquisition. The Company acquired total tangible assets of $9.4 million and assumed liabilities of $4.6 million, and recorded noncontrolling interest of $17.1 million. Additionally, the Company recorded goodwill of $39.5 million; other intangible assets of $3.4 million, consisting of customer relationships and trade name; and deferred tax liabilities of $0.7 million related to intangible assets subject to amortization that are not deductible for tax purposes. The identified intangible assets will be amortized over periods of four to ten years.

The fair value of the assets acquired in business combinations in the year ended December 31, 2011 is as follows (in thousands):

Cash paid, net of cash acquired	$57,228
Liabilities assumed	6,159
Noncontrolling interest	17,063
Goodwill recognized	(62,917)

Fair value of assets acquired	$17,533

The goodwill associated with the acquisitions in the United States and the United Kingdom is deductible for tax purposes. The goodwill for the acquisition in the Netherlands is not deductible for tax purposes. The Company incurred deal costs of $1.1 million related to these acquisitions, which have been expensed and are included in selling, general and administrative expenses in the consolidated statements of operations.

In the year ended December 31, 2011, the Company also paid approximately $0.1 million related to prior year acquisitions.

The operating results of the acquired businesses have been included in the Company’s consolidated results of operations from the respective dates of acquisition. The operating results for the acquired businesses are included in the Company’s consolidated results of operations beginning March 14, 2011 for the acquisition of 20 centers in the United States and beginning July 20, 2011 for the acquisition in the Netherlands. The acquired businesses contributed revenues of $28.0 million and net loss of $0.5 million for the year ended December 31, 2011. The following pro forma summary presents consolidated information as if the business combinations had occurred on January 1, 2010 (in thousands):

	Pro forma (Unaudited)
	Years ended December 31,
	2010	2011
Revenue	$919,581	$992,247
Net (loss) income attributable to Bright Horizons Family Solutions Inc.	$(9,136)	$7,115

2012 Acquisitions

In May 2012, the Company acquired the outstanding shares of Huntyard Limited, a company that operates 27 child care and early education centers in the United Kingdom, for cash consideration of $110.8 million. The final purchase price for this acquisition has been allocated based on the estimated fair values of the acquired assets and assumed liabilities at the date of acquisition as follows (in thousands):

Cash	$2,872
Accounts receivable	341
Prepaids and other current assets	2,880
Fixed assets	65,843
Intangible assets	6,004
Goodwill	49,573

Total assets acquired	127,513
Accounts payable and accrued expenses	(7,520)
Taxes payable	(656)
Deferred revenue and parent deposits	(3,006)
Deferred taxes	(5,570)

Total liabilities assumed	(16,752)

Purchase price	$110,761

The Company recorded goodwill of $49.6 million, which will not be deductible for tax purposes. Goodwill related to this acquisition is reported within the full service center-based care segment.

Intangible assets of $6.0 million consist of customer relationships and trade names that will be amortized over five and seven years, respectively. A deferred tax liability of $1.5 million was recorded related to the intangible assets for which the amortization is not deductible for tax purposes.

The Company incurred deal costs of $0.5 million related to this acquisition, which have been expensed and are included in selling, general and administrative expenses in the consolidated statements of operations.

During the second quarter of 2013, the Company obtained additional information to determine the fair values of certain assets acquired and liabilities assumed as of the acquisition date. Based on such information, the Company retrospectively adjusted the accompanying consolidated balance sheet as of December 31, 2012 to increase goodwill by $3.9 million, increase deferred income tax liabilities by $2.5 million and decrease deferred income tax assets by $1.4 million. These adjustments included the effect of $0.1 million of currency translation on the goodwill and deferred income tax balances. There were no changes to the accompanying 2012 consolidated statements of operations or consolidated statements of cash flows.

The operating results for this acquisition are included in the consolidated results of operations from the date of acquisition. The acquired business contributed revenues of $26.3 million and net income of $1.1 million in the year ended December 31, 2012. The following pro forma summary presents consolidated information as if the business combination had occurred on January 1, 2011 (in thousands):

	Pro forma (Unaudited)
	Years ended December 31,
	2011	2012
Revenue	$1,016,125	$1,088,378
Net income attributable to Bright Horizons Family Solutions Inc.	$4,804	$10,329